Annual Total Returns- Weakening Dollar 2x Strategy Fund (Class H) [BarChart] - Class H - Weakening Dollar 2x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.88%)	0.93%	(2.99%)	(21.68%)	(17.17%)	(9.40%)	18.87%	(11.83%)	(5.14%)	10.55%